Document And Entity Information	Aug. 01, 2022
Document Information Line Items
Entity Registrant Name	COLGATE-PALMOLIVE COMPANY
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000021665
Document Period End Date	Aug. 01, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-644
Entity Tax Identification Number	13-1815595
Entity Address, Address Line One	300 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	310-2000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	true
Pre-commencement Issuer Tender Offer	true
Common Stock100 Par Value Member
Document Information Line Items
Trading Symbol	CL
Title of 12(b) Security	Common Stock, $1.00 par value
Security Exchange Name	NYSE
Zero500 Notes Due2026 Member
Document Information Line Items
Trading Symbol	CL26
Title of 12(b) Security	0.500% Notes due 2026
Security Exchange Name	NYSE
Zero300NotesDue2029Member
Document Information Line Items
Trading Symbol	CL29
Title of 12(b) Security	0.300% Notes due 2029
Security Exchange Name	NYSE
One375 Notes Due2034 Member
Document Information Line Items
Trading Symbol	CL34
Title of 12(b) Security	1.375% Notes due 2034
Security Exchange Name	NYSE
Zero875 Notes Due2039 Member
Document Information Line Items
Trading Symbol	CL39
Title of 12(b) Security	0.875% Notes due 2039
Security Exchange Name	NYSE